Income Tax - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Total provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Income tax benefit recorded due to uncertainty of the realization of any tax assets					0	0
Effective Income Tax Rate Reconciliation, Percent			0.00%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	7,173,000	1,370,000			7,173,000	1,370,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 7,173,000	$ 1,370,000			$ 7,173,000	$ 1,370,000